Segmented information - Results of Operations and Assets for Segments (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue
Regulated electricity sales and distribution	166,156	108,457
Regulated gas sales and distribution	261,672	75,718
Regulated water reclamation and distribution	57,350	46,423
Non-regulated energy sales	180,191	114,351
Other revenue	9,922	3,857
Total revenue	675,291	348,806
Operating expenses	188,952	117,826
Regulated electricity purchased	97,376	68,209
Regulated gas purchased	148,784	37,461
Non-regulated fuel for generation	17,151	14,589
Gross Profit, Total	223,028	110,721
Depreciation of property, plant and equipment	(91,978)	(45,187)
Amortization of intangible assets	(4,200)	(4,151)
Administration expenses	(23,518)	(19,572)
Foreign exchange gain	567	561
Interest expense	(53,345)	(35,620)
Interest, dividend and other income	7,785	7,239
Loss on sale of asset	(750)	0
Acquisition related costs	(2,140)	(7,688)
Gain/(loss) on derivative financial instruments	5,200	233
Earnings from continuing operations before income taxes	60,649	6,536
Loss from discontinued operations before income taxes	(60,502)	1,097
Earnings/(loss) before income taxes	147	7,633
Property, plant and equipment	2,708,704	2,086,278
Intangible assets	54,416	56,781
Total Assets held for sale	23,927	103,337
Total assets	3,472,557	2,778,990
Capital expenditures	158,377	77,929
Acquisition of operating entities	239,014	669,905
Algonquin Power Co
Revenue
Regulated electricity sales and distribution	0	0
Regulated gas sales and distribution	0	0
Regulated water reclamation and distribution	0	0
Non-regulated energy sales	180,191	114,351
Other revenue	9,500	3,611
Total revenue	189,691	117,962
Operating expenses	57,480	38,876
Regulated electricity purchased	0	0
Regulated gas purchased	0	0
Non-regulated fuel for generation	17,151	14,589
Gross Profit, Total	115,060	64,497
Depreciation of property, plant and equipment	(50,561)	(23,605)
Amortization of intangible assets	(3,508)	(3,484)
Administration expenses	(13,317)	(11,600)
Foreign exchange gain	0	0
Interest expense	(28,437)	(16,793)
Interest, dividend and other income	2,060	2,547
Loss on sale of asset	(750)
Acquisition related costs	(628)	(3,134)
Gain/(loss) on derivative financial instruments	(767)	(2,954)
Earnings from continuing operations before income taxes	19,152	5,474
Loss from discontinued operations before income taxes	(60,502)	1,097
Earnings/(loss) before income taxes	(41,350)	6,571
Property, plant and equipment	1,444,671	1,234,500
Intangible assets	32,500	35,612
Total Assets held for sale	23,927	103,337
Total assets	1,609,066	1,447,963
Capital expenditures	49,516	31,416
Acquisition of operating entities	2,083	245,718
Algonquin Power Co | Renewable Energy
Revenue
Regulated electricity sales and distribution	0	0
Regulated gas sales and distribution	0	0
Regulated water reclamation and distribution	0	0
Non-regulated energy sales	145,661	84,236
Other revenue	7,058	1,925
Total revenue	152,719	86,161
Operating expenses	48,966	30,308
Regulated electricity purchased	0	0
Regulated gas purchased	0	0
Non-regulated fuel for generation	0	0
Gross Profit, Total	103,753	55,853
Depreciation of property, plant and equipment	(45,122)	(18,823)
Amortization of intangible assets	(2,652)	(2,653)
Administration expenses	(13,094)	(9,424)
Foreign exchange gain	0	0
Interest expense	(27,391)	(15,060)
Interest, dividend and other income	1,867	2,038
Loss on sale of asset	(750)
Acquisition related costs	(628)	(3,155)
Gain/(loss) on derivative financial instruments	(767)	(2,954)
Earnings from continuing operations before income taxes	15,216	5,822
Loss from discontinued operations before income taxes	1,128	(1,925)
Earnings/(loss) before income taxes	16,344	3,897
Property, plant and equipment	1,364,843	1,157,062
Intangible assets	26,802	29,480
Total Assets held for sale	3,860	24,390
Total assets	1,492,144	1,272,037
Capital expenditures	46,885	21,068
Acquisition of operating entities	2,083	245,718
Algonquin Power Co | Thermal Energy
Revenue
Regulated electricity sales and distribution	0	0
Regulated gas sales and distribution	0	0
Regulated water reclamation and distribution	0	0
Non-regulated energy sales	34,530	30,115
Other revenue	2,442	1,686
Total revenue	36,972	31,801
Operating expenses	8,514	8,568
Regulated electricity purchased	0	0
Regulated gas purchased	0	0
Non-regulated fuel for generation	17,151	14,589
Gross Profit, Total	11,307	8,644
Depreciation of property, plant and equipment	(5,439)	(4,782)
Amortization of intangible assets	(856)	(831)
Administration expenses	(223)	(2,176)
Foreign exchange gain	0	0
Interest expense	(1,046)	(1,733)
Interest, dividend and other income	193	509
Loss on sale of asset	0
Acquisition related costs	0	21
Gain/(loss) on derivative financial instruments	0	0
Earnings from continuing operations before income taxes	3,936	(348)
Loss from discontinued operations before income taxes	(61,630)	3,022
Earnings/(loss) before income taxes	(57,694)	2,674
Property, plant and equipment	79,828	77,438
Intangible assets	5,698	6,132
Total Assets held for sale	20,067	78,947
Total assets	116,922	175,926
Capital expenditures	2,631	10,348
Acquisition of operating entities	0	0
Liberty Utilities
Revenue
Regulated electricity sales and distribution	166,156	108,457
Regulated gas sales and distribution	261,672	75,718
Regulated water reclamation and distribution	57,350	46,423
Non-regulated energy sales	0	0
Other revenue	22	246
Total revenue	485,200	230,844
Operating expenses	131,472	78,950
Regulated electricity purchased	97,376	68,209
Regulated gas purchased	148,784	37,461
Non-regulated fuel for generation	0	0
Gross Profit, Total	107,568	46,224
Depreciation of property, plant and equipment	(41,417)	(21,582)
Amortization of intangible assets	(692)	(667)
Administration expenses	(7,477)	(5,020)
Foreign exchange gain	0	0
Interest expense	(23,734)	(8,856)
Interest, dividend and other income	3,228	2,574
Loss on sale of asset	0
Acquisition related costs	(1,512)	(4,554)
Gain/(loss) on derivative financial instruments	0	0
Earnings from continuing operations before income taxes	35,964	8,119
Loss from discontinued operations before income taxes	0	0
Earnings/(loss) before income taxes	35,964	8,119
Property, plant and equipment	1,264,033	851,778
Intangible assets	21,916	21,169
Total Assets held for sale	0	0
Total assets	1,669,707	1,177,070
Capital expenditures	108,861	46,446
Acquisition of operating entities	236,931	424,187
Liberty Utilities | Central
Revenue
Regulated electricity sales and distribution	0	0
Regulated gas sales and distribution	78,857	25,802
Regulated water reclamation and distribution	18,242	9,127
Non-regulated energy sales	0	0
Other revenue	0	0
Total revenue	97,099	34,929
Operating expenses	27,455	13,096
Regulated electricity purchased	0	0
Regulated gas purchased	46,018	13,648
Non-regulated fuel for generation	0	0
Gross Profit, Total	23,626	8,185
Depreciation of property, plant and equipment	(9,096)	(3,333)
Amortization of intangible assets	(81)	(81)
Administration expenses	(1,677)	294
Foreign exchange gain	0	0
Interest expense	(5,069)	(96)
Interest, dividend and other income	375	0
Acquisition related costs	(68)	(1,442)
Gain/(loss) on derivative financial instruments	0	0
Earnings from continuing operations before income taxes	8,010	3,527
Loss from discontinued operations before income taxes	0	0
Earnings/(loss) before income taxes	8,010	3,527
Property, plant and equipment	215,090	151,637
Intangible assets	2,709	2,613
Total Assets held for sale	0	0
Total assets	285,517	212,495
Capital expenditures	28,566	10,777
Acquisition of operating entities	27,545	128,890
Liberty Utilities | West
Revenue
Regulated electricity sales and distribution	77,814	71,734
Regulated gas sales and distribution	0	0
Regulated water reclamation and distribution	39,108	37,296
Non-regulated energy sales	0	0
Other revenue	22	152
Total revenue	116,944	109,182
Operating expenses	36,753	35,645
Regulated electricity purchased	39,750	43,861
Regulated gas purchased	0	0
Non-regulated fuel for generation	0	0
Gross Profit, Total	40,441	29,676
Depreciation of property, plant and equipment	(13,596)	(11,120)
Amortization of intangible assets	(611)	(586)
Administration expenses	(2,541)	(4,091)
Foreign exchange gain	0	0
Interest expense	(8,519)	(8,066)
Interest, dividend and other income	1,395	2,113
Loss on sale of asset	0
Acquisition related costs	0	0
Gain/(loss) on derivative financial instruments	0	0
Earnings from continuing operations before income taxes	16,569	7,926
Loss from discontinued operations before income taxes	0	0
Earnings/(loss) before income taxes	16,569	7,926
Property, plant and equipment	387,715	350,053
Intangible assets	19,207	18,556
Total Assets held for sale	0	0
Total assets	460,209	464,201
Capital expenditures	23,743	23,181
Acquisition of operating entities	0	0
Liberty Utilities | East
Revenue
Regulated electricity sales and distribution	88,342	36,723
Regulated gas sales and distribution	182,815	49,916
Regulated water reclamation and distribution	0	0
Non-regulated energy sales	0	0
Other revenue	0	94
Total revenue	271,157	86,733
Operating expenses	67,264	30,209
Regulated electricity purchased	57,626	24,348
Regulated gas purchased	102,766	23,813
Non-regulated fuel for generation	0	0
Gross Profit, Total	43,501	8,363
Depreciation of property, plant and equipment	(18,725)	(7,129)
Amortization of intangible assets	0	0
Administration expenses	(3,259)	(1,223)
Foreign exchange gain	0	0
Interest expense	(10,146)	(694)
Interest, dividend and other income	1,458	461
Loss on sale of asset	0
Acquisition related costs	(1,444)	(3,112)
Gain/(loss) on derivative financial instruments	0	0
Earnings from continuing operations before income taxes	11,385	(3,334)
Loss from discontinued operations before income taxes	0	0
Earnings/(loss) before income taxes	11,385	(3,334)
Property, plant and equipment	661,228	350,088
Intangible assets	0	0
Total Assets held for sale	0	0
Total assets	923,981	500,374
Capital expenditures	56,552	12,488
Acquisition of operating entities	209,386	295,297
Corporate
Revenue
Regulated electricity sales and distribution	0	0
Regulated gas sales and distribution	0	0
Regulated water reclamation and distribution	0	0
Non-regulated energy sales	0	0
Other revenue	400	0
Total revenue	400	0
Operating expenses	0	0
Regulated electricity purchased	0	0
Regulated gas purchased	0	0
Non-regulated fuel for generation	0	0
Gross Profit, Total	400	0
Depreciation of property, plant and equipment	0	0
Amortization of intangible assets	0	0
Administration expenses	(2,724)	(2,952)
Foreign exchange gain	567	561
Interest expense	(1,174)	(9,971)
Interest, dividend and other income	2,497	2,118
Loss on sale of asset	0
Acquisition related costs	0	0
Gain/(loss) on derivative financial instruments	5,967	3,187
Earnings from continuing operations before income taxes	5,533	(7,057)
Loss from discontinued operations before income taxes	0	0
Earnings/(loss) before income taxes	5,533	(7,057)
Property, plant and equipment	0	0
Intangible assets	0	0
Total Assets held for sale	0	0
Total assets	193,784	153,957
Capital expenditures	0	67
Acquisition of operating entities	0	0